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[ING LOGO]

AMERICAS

US Legal Services

ELLEN L. VALVO
PARALEGAL
ING AFS LAW DEPARTMENT
(860) 952-2244
FAX:  (860) 273-3004

May 2, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: ING INSURANCE COMPANY OF AMERICA (FORMERLY AETNA INSURANCE COMPANY OF AMERICA) AND ITS VARIABLE ANNUITY ACCOUNT I
     PROSPECTUS TITLE:  ING MARATHON PLUS - IIAC
     FILE NOS.: 33-59749 AND 811-8582
     RULE 497(j) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, File No. 33-59749 ("Amendment No. 14") for Variable Annuity Account I of ING Insurance Company of America (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 14 which was declared effective on May 1, 2002. The text of Amendment No. 14 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-952-2244.

Sincerely,

/s/ Ellen L. Valvo

Ellen L. Valvo

Hartford Site
151 Farmington Avenue, TS31                  ING North America Insurance Company
Hartford, CT 06156-8975